Note 49 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment tangible assets	[1]	€ 16	€ (53)	€ 161
Impairment loss recognised in profit or loss, intangible assets and goodwill		26	25	19
Impairment or reversal of impairment on other non financial assets		12	55	41
Impairment or reversal of impairment on non financial assets		€ 54	€ 27	€ 221

[1]	(1) In 2021, it includes the impairment due to the closing of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 17 and 24).